UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,203,200	$ 3,254,700	$ 5,449,000
Accounts receivable, net	154,400	63,300	6,500
Prepaid insurance	9,700	57,900	57,200
Note receivable - related party			159,500
Prepaid expenses and other current assets	181,200	134,700	22,000
Total current assets	1,548,500	3,510,600	5,694,200
Property and equipment, net	87,700	110,800	120,700
Intangible assets, net	88,400	116,500	60,200
Investment in Arcadian			195,900
Goodwill	1,386,800	1,386,800
Other assets	29,600	27,100	25,100
TOTAL ASSETS	3,141,000	5,151,800	6,096,100
CURRENT LIABILITIES:
Accounts payable (including $36,400 and $30,350 to related parties as of March 31, 2019 and September 30, 2018, respectively)	970,700	346,900	736,900
Accrued liabilities	204,700	268,900	55,200
Accrued compensation	244,900	175,400	466,000
Accrued compensation - related parties	322,800	209,300	204,600
Accrued interest and other liabilities	3,900	3,900	3,900
Deferred revenue	152,100	159,700	45,900
Current portion of note payable			31,500
Current portion of leases	1,400	1,300	1,300
Total current liabilities	1,900,500	1,165,400	1,545,300
LONG-TERM LIABILITIES
Long-term borrowing, net	606,500	587,700
Accrued interest on long-term borrowing	120,500	110,100
Long-term portion of capital lease	1,400	2,100	3,400
Total long-term liabilities	728,400	699,900	3,400
TOTAL LIABILITIES	2,628,900	1,865,300	1,548,700
STOCKHOLDERS' EQUITY:
Preferred stock value	1,100	1,100
Common stock value	8,900	7,400	4,300
Additional paid-in capital	91,895,900	89,257,700	80,189,700
Accumulated deficit	(89,881,400)	(85,245,300)	(75,646,600)
Total controlling interests	2,024,500	4,020,900	4,547,400
Non-controlling interest	(1,512,400)	(734,400)
Total stockholders' equity	512,100	3,286,500	4,547,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,141,000	$ 5,151,800	$ 6,096,100